Taxation	6 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
Taxation
16.	Taxation

(a)	PRC value-added tax and related surcharges
The Group is subject to value-added tax (“VAT”) and related surcharges on the revenues earned for services provided in the PRC. Net revenues are presented after netting off the VAT. The primary applicable rate of VAT is 6% for the six months end June 30, 2019 and 2020. The surcharges are calculated based on 12% of VAT paid.

(b)	Income taxes
(i) Cayman Islands (“Cayman”)
Under the current tax laws of Cayman Islands, the Company and its subsidiaries are not subject to tax on income or capital gains. Besides, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.
(ii) Hong Kong
Under the current Hong Kong Inland Revenue Ordinance, the subsidiary of the Group in Hong Kong is subject to 8.25% and 16.5% Hong Kong profit tax on its taxable income within HKD$2 million and beyond HKD$2 million, respectively. Payments of dividends are not subject to any withholding tax.
(iii) Singapore
The income tax provision of the Group in respect of its international operations was calculated at the tax rate of 17% on the assessable profits based on the existing legislation, interpretations and practices in respect thereof.

(iv)	PRC
In accordance with the Enterprise Income Tax Law (“EIT Law”), Foreign Investment Enterprises (“FIEs”) and domestic companies are subject to Enterprise Income Tax (“EIT”) at a uniform rate of 25%. The subsidiaries and VIEs of the Group in the PRC are subject to a uniform income tax rate of 25% for periods presented.
Certified High and New Technology Enterprises (“HNTE”) are entitled to a preferential tax rate of 15%, but need to re-apply
every three years. During this three-years period, an HNTE must conduct a qualification self-review each year to ensure it meets the HNTE criteria and is eligible for the 15% preferential tax rate for that year. If an HNTE fails to meet the criteria for qualification as an HNTE in any year, the enterprise cannot enjoy the 15% preferential tax rate in that year and must instead use the regular 25% EIT rate.
Qualified software enterprises (“Software Enterprise”) are exempt from EIT for two years, followed by a 50% reduction in the applicable tax rates for the next three
years, commencing from the first profit making year. An entity that qualifies as a “Key National Software Enterprise” (a “KNSE”) is entitled to a further reduced preferential income tax rate of 10%. Entities must perform a self-assessment each year to ensure they meet the criteria for qualification, pursuant to SAT Public Notice [2018] No.23 (“Circular 23”). If a
(iv)	PRC (continued)

KNSE fails to meet the criteria for qualification as a KNSE in any year, the entity cannot enjoy the 10% preferential tax rate in that year.
An entity registered in Hainan free trade port and operating substantially that qualifies as an “Encouraged Industrial Enterprises” (an “EIE”) is entitled to a preferential income tax rate of 15% for five years since January 1, 2020. Entities must perform a self-assessment each year to ensure they meet the criteria for qualification, pursuant to SAT Public Notice 2020 No.31 (“Circular 31”). If an EIE fails to meet the criteria for qualification as an EIE in any year, the enterprise cannot enjoy the 15% preferential tax rate in that year and must instead use the regular 25% EIT rate.
The Group’s PRC entities provided for enterprise income tax are as follows:

•
Huya Technology was qualified as a Software Enterprise, and enjoyed the zero preferential tax rate starting from 2017 and
12.5
% preferential tax rate starting from 2019. In 2019, Huya Technology is qualified as a KNSE and applied the income tax rate of
10
% for the year of 2019 pursuant to SAT Public Notice [2018] No.23 (“Circular 23”).

•
Guangzhou Huya applied for the HNTE qualification and obtained approval in November 2018. It entitled to enjoy the preferential tax rate of
15
% as an HNTE for three years starting from 2018, and should apply for HNTE qualification renewal in 2021.

•	Hainan Huya was qualified as an EIE in Hainan free trade port, and enjoyed the preferential tax rate of 15 % for five years starting from 2020.

•	The remaining PRC subsidiaries and VIEs were subject to 25 % EIT for the periods reported.
According to a policy promulgated by the State Tax Bureau of the PRC and effective from 2008 onwards, enterprises engaged in research and development activities are entitled to claim an additional tax deduction amounting to 50% of the qualified research and development expenses incurred in determining its tax assessable profits for that year. The additional tax deducting amount of the qualified research and development expenses have been increased from 50% to 75%, effective from 2018 to 2020, according to a new tax incentives policy promulgated by the State Tax Bureau of the PRC in September 2018 (“Super Deduction”).
The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC
company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its entities registered outside of the PRC should be considered as resident enterprises for the PRC tax purposes.
The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident
enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have
(b)	Income taxes (continued)

(iv)	PRC (continued)

such tax treaty with China. According to the arrangement between the mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the immediate holding company in Hong Kong is the beneficial owner of the FIE and owns directly at least 25% of the shares of the FIE). In accordance with accounting guidance, all undistributed earnings are presumed to be transferred to the parent company and withholding taxes should be accrued accordingly. All FIEs are subject to the withholding tax from January 1, 2008. The presumption may be overcome if the Group has sufficient evidence to demonstrate that the undistributed dividends will be re-invested
and the remittance of the dividends will be postponed indefinitely.
The undistributed earnings and reserves of the Group entities located in the PRC are considered to be indefinitely reinvested, because the Group does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future and intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business. Accordingly, no deferred tax liability on 10% WHT of aggregate undistributed earnings and reserves of the Company’s entities located in the PRC has been accrued that would be payable upon the distribution of those amounts to the Company as of June 30, 2020.
The current and deferred portions of income tax benefits included in the consolidated statements of operations are as follows:

	For the six months ended June 30,
	2019	2020
	RMB	RMB
Current income tax expenses	38,915	141,101
Deferred income tax expenses (benefits) (i)	1,685	(52,259)

Total income tax expenses	40,600	88,842

(i)	The deferred income tax benefits for the six months ended June 30, 2020 represented mainly the deferred tax related to unrealized losses arisen from intercompany transactions.